UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2006
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    February 2, 2007

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total: $613,003,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    14645   555578 SH       SOLE                   555578
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105     5214   115310 SH       SOLE                   115310
ALLTEL CORP                    COM              020039103     7012   115947 SH       SOLE                   115947
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2530       23 SH       SOLE                       23
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    17989     4907 SH       SOLE                     4907
BROADWING CORP                 COM              11161E101     4198   268782 SH       SOLE                   268782
CITIGROUP INC                  COM              172967101     3638    65317 SH       SOLE                    65317
CROWN HOLDINGS INC             COM              228368106    11943   570878 SH       SOLE                   570878
CRESCENT REAL ESTATE EQUITIE   COM              225756105     3133   158614 SH       SOLE                   158614
CRESCENT REAL ESTATE EQUITIE   PFD CV A 6.75%   225756204     2414   110313 SH       SOLE                   110313
COMCAST CORP NEW               Cl A             20030N101     5033   118894 SH       SOLE                   118894
COMCAST CORP NEW               CL A SPL         20030N200     7991   190801 SH       SOLE                   190801
CNA FINL CORP                  COM              126117100    14574   361467 SH       SOLE                   361467
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208    12930  1798289 SH       SOLE                  1798289
DOBSON COMMUNICATIONS CORP     CL A             256069105    15271  1753276 SH       SOLE                  1753276
DU PONT E I DE NEMOURS & CO    COM              263534109    14830   304458 SH       SOLE                   304458
DISCOVERY HOLDING CO           CL A COM         25468Y107     7578   470951 SH       SOLE                   470951
DUKE ENERGY CORP NEW           COM              26441C105     2722    81975 SH       SOLE                    81975
WESTERN ASSET GLB HI INCOME    COM              95766B109     4447   328675 SH       SOLE                   328675
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    15775    79470 SH       SOLE                    79470
FRANKLIN UNVL TR               SH BEN INT       355145103     6188   892886 SH       SOLE                   892886
WESTERN ASSET VAR RT STRG FD   COM              957667108    12090   683800 SH       SOLE                   683800
GATEWAY INC                    COM              367626108     1202   597920 SH       SOLE                   597920
HOOPER HOLMES INC              COM              439104100      902   272550 SH       SOLE                   272550
HUNTSMAN CORP                  COM              447011107     8693   458247 SH       SOLE                   458247
HUNTSMAN CORP                  PFD MND CV 5%    447011206     7080   170286 SH       SOLE                   170286
MORGAN STANLEY                 INSD CA MUN      61745P825     4115   288771 SH       SOLE                   288771
NUVEEN TAX ADV FLTG RATE FUN   COM              6706EV102     8950   652315 SH       SOLE                   652315
NUVEEN PFD & CONV INCOME FD    COM SHS          67073D102     1168    82810 SH       SOLE                    82810
JOURNAL REGISTER CO            COM              481138105    17266  2365261 SH       SOLE                  2365261
LIBERTY GLOBAL INC             COM SER A        530555101     6785   232756 SH       SOLE                   232756
LIBERTY GLOBAL INC             COM SER C        530555309    13071   466826 SH       SOLE                   466826
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    11461   116977 SH       SOLE                   116977
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    10948   507575 SH       SOLE                   507575
LOEWS CORP                     COM              540424108    13562   327025 SH       SOLE                   327025
LYONDELL CHEMICAL CO           COM              552078107    12496   488701 SH       SOLE                   488701
MILLS CORP                     COM              601148109    21108  1055404 SH       SOLE                  1055404
MTR GAMING GROUP INC           COM              553769100     3317   271470 SH       SOLE                   271470
MONTPELIER RE HOLDINGS LTD     SHS              G62185106    10906   586012 SH       SOLE                   586012
MERCK & CO INC                 COM              589331107     5570   127745 SH       SOLE                   127745
METROMEDIA INTL GROUP INC      PFD CONV %       591695200    37955   744218 SH       SOLE                   744218
NASH FINCH CO                  COM              631158102     7072   259031 SH       SOLE                   259031
NORFOLK SOUTHERN CORP          COM              655844108     5057   100547 SH       SOLE                   100547
NEWS CORP                      CL A             65248E104     6738   313701 SH       SOLE                   313701
NUVEEN SELECT TAX FREE PR      SH BEN INT       67063R103      153    10800 SH       SOLE                    10800
NUVEEN SELECT TAX FREE INCM    SH BEN INT       67063C106     5046   360930 SH       SOLE                   360930
OWENS ILL INC                  COM NEW          690768403     8092   438615 SH       SOLE                   438615
OWENS ILL INC                  PFD CONV $.01    690768502     4860   131340 SH       SOLE                   131340
PMC COML TR                    SH BEN INT       693434102     1723   114778 SH       SOLE                   114778
PIMCO FLOATING RATE STRTGY F   COM              72201J104     5454   288568 SH       SOLE                   288568
PUTNAM MASTER INTER INCOME T   SH BEN INT       746909100    10079  1569997 SH       SOLE                  1569997
PARK OHIO HLDGS CORP           COM              700666100    11776   730518 SH       SOLE                   730518
Q E P INC                      COM              74727K102     1866   318977 SH       SOLE                   318977
RCN CORP                       COM NEW          749361200     7666   254261 SH       SOLE                   254261
SALEM COMMUNICATIONS CORP DE   CL A             794093104      465    38904 SH       SOLE                    38904
SEA CONTAINERS LTD             CL A             811371707      343   489692 SH       SOLE                   489692
SK TELECOM LTD                 SPONSORED ADR    78440P108     4552   171912 SH       SOLE                   171912
ST PAUL TRAVELERS INC          COM              792860108    19256   358650 SH       SOLE                   358650
SOUTHERN UN CO NEW             COM              844030106     5350   191400 SH       SOLE                   191400
SUREWEST COMMUNICATIONS        COM              868733106     3070   111458 SH       SOLE                   111458
SAFEWAY INC                    COM NEW          786514208    14102   408056 SH       SOLE                   408056
TEMPLETON EMERG MKTS INCOME    COM              880192109     1082    79250 SH       SOLE                    79250
TESORO CORP                    COM              881609101     4311    65554 SH       SOLE                    65554
VALERO ENERGY CORP NEW         COM              91913Y100     8415   164483 SH       SOLE                   164483
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    16492   593651 SH       SOLE                   593651
VERMONT PURE HOLDINGS LTD NEW  COM              924237100      424   279200 SH       SOLE                   279200
WINDSTREAM CORP                COM              97381W104     1696   119270 SH       SOLE                   119270
WINN DIXIE STORES INC          COM NEW          974280307     5322   394205 SH       SOLE                   394205
WILLIAMS COS INC DEL           COM              969457100     8424   322525 SH       SOLE                   322525
WHX CORP                       COM NEW          929248508      587    69469 SH       SOLE                    69469
AMGEN INC                      NOTE    3/0      031162AL4    12402 16552000 SH       SOLE                 16552000
GATEWAY INC                    NOTE 2.000%12/3  367626AD0    10377 12856000 SH       SOLE                 12856000
LSI LOGIC CORP                 NOTE 4.000% 5/1  502161AJ1     9312  9058000 SH       SOLE                  9058000
LEUCADIA NATL CORP             NOTE 3.750% 4/1  527288AX2     5436  3942000 SH       SOLE                  3942000
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4     6476 15423000 SH       SOLE                 15423000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3    10827 13339000 SH       SOLE                 13339000